Finance Income (Expenses), Net - Schedule of Finance Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Income (Expenses), Net [Abstract]
Revaluation of marketable securities			$ (1,022)
Bank account management fees and commissions	(25)	(27)	(4)
Exchange rate differences	(152)	(26)	(32)
Issuance costs		(31)
Interest expenses	(7)	(28)
Revaluation of convertible loan from shareholder	(54)
Revaluation of warrants to purchase ADS’s	28
Total finance expenses	(266)	(112)	(1,058)
Revaluation of warrants to purchase ADS’s		926
Cancellation of Earn-out warrants	1,130
Revaluation of marketable securities	5	167
Interest income	60	34	41
Total finance income	1,195	1,127	41
Finance income (expenses), net	$ 929	$ 1,015	$ (1,017)